EARNINGS (LOSS) PER SHARE	9 Months Ended
Sep. 30, 2021
EARNINGS (LOSS) PER SHARE

22.	EARNINGS (LOSS) PER SHARE

	Continued operations
		2021		2020
	Jul - Sep	Jan - Sep	Jul - Sep	Jan - Sep
Basic numerator
Net earnings (loss) for the period attributable to controlling shareholders	(275,600)	(454,014)	216,791	609,668
Basic denominator
Common shares	812,473,246	812,473,246	812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	807,709,278	808,013,781	807,406,368	809,583,921
Net earnings (loss) per share basic - R$	(0.34)	(0.56)	0.27	0.75

Diluted numerator
Net earnings (loss) for the period attributable to controlling shareholders	(275,600)	(454,014)	216,791	609,668

Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	807,709,278	808,013,781	807,406,368	809,583,921
Number of potential shares	-	-	58,332	58,332
Weighted average number of outstanding shares - diluted	807,709,278	808,013,781	807,464,700	809,642,253
Net earnings (loss) per share diluted - R$	(0.34)	(0.56)	0.27	0.75

	Discontinued operations		Continued and discontinued operations
		2021		2021
	Jul - Sep	Jan - Sep	Jul - Sep	Jan - Sep
Basic numerator
Net earnings (loss) for the exercise attributable to controlling shareholders	(6,516)	(47,802)	(282,116)	(501,816)
Basic denominator
Common shares	812,473,246	812,473,246	812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	807,709,278	808,013,781	807,709,278	808,013,781
Net earnings (loss) per share basic - R$	(0.01)	(0.06)	(0.35)	(0.62)

Diluted numerator
Net earnings (loss) for the exercise attributable to controlling shareholders	(6,516)	(47,802)	(282,116)	(501,816)

Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	807,709,278	808,013,781	807,709,278	808,013,781
Number of potential shares	-	-	-	-
Weighted average number of outstanding shares - diluted	807,709,278	808,013,781	807,709,278	808,013,781
Net earnings (loss) per share diluted - R$	(0.01)	(0.06)	(0.35)	(0.62)